INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 17,243		$ 19,764
Work in progress	413		194
Finished products	34,660		30,669
Inventories, Net	52,316		$ 50,627
Inventory write-off	1,007	$ 1,360
Outstanding inventory purchase orders	$ 44,683